International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2022
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows

(Parent Company Only)

Years ended December 31, 2022, 2021 and 2020

(Dollars in Thousands)

	2022	2021	2020
Operating activities:
Net income	$300,232	$253,922	$167,319
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	437	—	27
Unrealized loss (gain) on equity securities with readily determinable fair values	36	(51)	22
Stock compensation expense	449	506	743
Increase (decrease) in other liabilities	1,743	(8,084)	2,467
Equity in undistributed net income of subsidiaries	(74,413)	(168,603)	(41,641)
Net cash provided by operating activities	228,484	77,690	128,937
Investing activities:
Net (increase) decrease in notes receivable	(32,556)	1,549	—
(Decrease) increase in other assets and other investments	(43,343)	(11,787)	31,289
Net cash (used in) provided by investing activities	(75,899)	(10,238)	31,289
Financing activities:
Proceeds from stock transactions	1,537	2,414	542
Payments of cash dividends - common	(75,375)	(72,838)	(69,928)
Purchase of treasury stock	(52,048)	(716)	(48,878)
Net cash used in financing activities	(125,886)	(71,140)	(118,264)
Increase (decrease) in cash	26,699	(3,688)	41,962
Cash at beginning of year	62,564	66,252	24,290
Cash at end of year	$89,263	$62,564	$66,252